Treasury Shares (Details) - NASDAQ Stock Exchange [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Treasury Shares [Line Items]
Total shares	$ 51,504	$ 281,253	$ 1,683,544
Amount paid to acquire treasury shares	$ 51,000	$ 254,000	$ (1,320,000)